Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (27,842)	¥ 4,246	¥ 10,262	¥ (200)	¥ 13,698	¥ 49,010	¥ 20,362	¥ 5,674	¥ (339,875)	¥ (102,751)	¥ (190,619)	¥ (97,508)	¥ 10,062	¥ 26,036	¥ (288,127)	¥ 75,046	¥ (390,878)	¥ (13,534)	$ (1,854)	¥ 88,744	¥ (730,753)